ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

US$ MILLIONS	Note	2024	2023
Current:
Accounts payable		$2,154	$2,253
Accrued liabilities		1,808	1,726
Deferred revenue	(i)	581	490
Lease liabilities		610	429
Provisions(1)		233	159
Loans and notes payable		109	96
Other liabilities		263	249
Total current		$5,758	$5,402

Non-current:
Lease liabilities		$4,508	$3,197
Deferred revenue	(i)	425	462
Accrued liabilities		213	192
Provisions(1)		573	458
Pension liabilities		26	36
Loans and notes payable		33	37
Other liabilities		431	371
Total non-current		$6,209	$4,753

(1)Provisions primarily relate to decommissioning and site restoration liabilities at our Canadian natural gas gathering and processing operation and our Indian telecom tower operation.